TPR Firm:	EdgeMAC	Date Submitted:	7/28/2021
Client Name:	PIMCO	Report:	Exception Report - Loan
Client Project:	BRAVO 2021 NQM2	Loans in report:	13

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
7/28/2021	XXX	7000-5	XXX	XXX	1) Missing Initial Closing Disclosure (CD) issued to consumer at least 3 days prior to consummation with method of delivery and proof of consumer's receipt. Closing Disclosure in file is dated XXX and consummation was XXX. Texas Disclosure (T-64) indicates Closing Disclosure was issued on 09/20/2018. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 11/27/2018; received edisclosure history for initial CD showing deivered XXX.

2) Added: Received eDisclosure tracking history showing Initial disclosures were sent to the borrower on 8/9/18, however this does not address the issue. The earliest LE in file is dated 8/16/2018. Lender to provide LE(s) issued prior to 8/16/18 for compliance review and consideration of timely delivery This loan failed the initial loan estimate delivery date test (from application) (12 CFR 1026.19(e)(1)(iii)(A)).  The initial loan estimate delivery date is later than the third business day after the creditor or broker receives the consumer's written application.  Application in file is dated 08/06/2018 and Initial Loan Estimate in file is dated 08/16/2018.
COMMENTS: 11/28, received 8/9/18 LE from lender, reran CE and no failures

3) UPDATED 11/27/2018; Received CoC for 9/18/2018 LE, however Lender still to provide LE(s) issued prior to 8/16/18 for compliance review and consideration of timely delivery. Unable to complete regulatory check with initial Loan Estimate. This loan failed TRID zero fee tolerance.  Loan Estimate dated 09/18/2018 reflects an increase in Discount Points without a Valid Change of Circumstance.
COMMENTS: 11/28/2018: received 8/9/18 LE from lender, reran CE and loan now passes all TRID tolerance tests

4) Added 11/26/2018: Reviewed borrower's final CD reflecting the $17,000 general seller credit, however this does not address the original issue. The Seller's CD reflects a total of $40,627.50 of borrower's closing costs paid, however there is no amount listed in the seller's column of the Borrower's final CD. Please provide the final ALTA/settlement statement reflecting actual amount of seller paid fees. If seller did pay borrower closing costs, please issue Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.The loan contains errors within one or more TRID disclosure. The Seller's CD date 9/20/2018  indicates that they are contributing towards the borrower's total closings (J), however the borrower's CD does not reflecting the same, or any amount paid by the seller. In this case, the creditor did not disclose in good faith by failing to disclose the true cost of the transaction. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CDUnder section 1026.38(t)(5)(v)(B), the "information required to be disclosed by paragraphs (f) and (g) of this section with respect to costs paid by the consumer may be left blank on the disclosure provided to the seller." Sections (f) and (g) cover the closing costs on page 2. There is no provision for omitting the seller-paid costs from the disclosure provided to the buyer.This is considered a material condition
COMMENTS: Received 11/28/18 PCCD reflecting all seller paid fees.	1) Added 11/26/2018: received PCCD, LOE and copy of refund check to borrower for the $650 appraisal fee. Cure is sufficient.Appraisal Invoice in file dated 9/7/2018 discloses a total amount due of $525 and also indicates appraisal was paid outside of closing (POC) on 9/7/2018. However appraisal fee disclosed on latest Closing Disclosure (9/24/2018) shows due at closing in the amount of $650. Need ALTA Settlement Statement or other post closing documentation to support final appraisal fee of $650 being collected at closing.	1) Adjustable Rate Mortgage Disclosure (ARM) is in file, however, it is not signed or dated . Need proof ARM disclosure was issued within 3 business days of application date 08/06/2018.

2) Homeownership Counseling Notice in file, however the disclosure is dated 09/12/2018 which is outside the 3 business day disclosure requirement from application date of 08/06/2018.

3) Exception approved for LTV at 77.50%. Program max 75% due to credit score of 646.Compensating Factors: 1  Low DTI at 14.757% back end. 2 Exception is less than 3% over max 3 Self employed for over 5 years 4 Conservative use of credit and no derogatory credit in the last 46 months.
									COMMENTS: 11/20	Compensating Factors: 1. DTI of 13.453%, 36.547% less than guidelines maximum of 50.00% 2. Exception is less than 3% over max 3. Self employed for over 5 years 4. Conservative use of credit and no derogatory credit in the last 46 months."	11/20/2018	Primary Residence	TX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
7/28/2021	1808008188	7000-51	XXX	XXX	1) //UPDATE 01/28/2019: Received CD issued 09/11/2018; however, no evidence as to when this document was received by the borrower, when the subject loan closed 09/14/2018. Initial Closing Disclosure Timing Requirements - XXX This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: ?"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.//UPDATE 01/22/2019: Response referenced initial CD - Disclosure Tracking; however, the referenced document was not provided. Still pending receipt of initial CD - Disclosure Tracking for review. This loan failed TRID timing of disclosures. Missing proof of receipt of initial Closing Disclosure (CD) received by consumer at least 3 business days prior to consummation date of 09/14/2018. The Closing Disclosure in file dated 09/12/2018 appears to be the initial, however, it was signed at consummation resulting in the below TRID timing violation. Initial Closing Disclosure Timing Requirements - 09/12/2018This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: ?"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.
COMMENTS: //UPDATE 01/28/2019: Received CD issued 09/11/2018 with Disclosure Tracking document which showed the borrower viewed 09/11/2018; C/E was updated and the TRID delivery issue was resolved.	1) Adjustable Rate Mortgage Disclosure (ARM) is in file, however, it is dated 09/10/2018 which is outside the 3 day disclosure requirement. Need proof the Adjustable Rate Mortgage Disclosure (ARM) was issued to consumer within 3 business days of application date.

2) Housing Counselors Near You is in file, however, it is dated 09/10/2018 which is outside the 3 day disclosure requirement, resulting in the below RESPA violation.  Need proof the Housing Counselors Near You was issued to consumer within 3 business days of the application date of 08/10/2018.Federal RESPAThis loan failed the homeownership counseling organizations disclosure date test due to the following findings: (12 CFR 1024.20(a))The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in 1024.2(b) and as it relates to 1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SaturdayAs not being open on Sunday

3) Missing the following required Federal and/or State Disclosures:  Loan Options Disclosure/Anti-Steering Options Disclosure and Lender's Privacy Policy.

4) This loan failed TRID timing of disclosures.  "Your Home Loan Toolkit" is in file, however, it is dated 09/10/2018 which is outside the 3 day disclosure requirement and there is no cover letter that identifies the Toolkit was provided within 3 business days of application date.  Need proof "Your Home Loan Toolkit" was issued to consumer within 3 business days of application date.

5) Sprout Approved Exception for Loan amount $1,035,000.00 exceeded guidelines maximum allowed loan amount of $1,000,000.00 at 90.00% LTV.Compensating Factors: 1. 782 FICO score, 82 points over the guidelines minimum requirement of 700. 2. 31.02% DTI, less than guidelines maximum requirement of 43.00% DTI for 90.00% LTV. 3. 14 months of reserves.

6) Missing bank statement dated 8/2017 for Wells Fargo account ending #xx9059; business checking for Palm Valley Outdoors, LLC. Loan program requires 12 months consecutive bank statements, preceding from the application date (8/10/2018) to calculate income. File contained 11 months:  7/2018 to 9/2017.
COMMENTS: See new exception launched with details of exception issued by Sprout on 1/25/2019 (post closing).

									7) Sprout Approved Exception; Using 11 months bank statements over 12 month requirement, to calculate qualifying income. Compensating Factors: 1. 31.02% Back End Ratio (Max 43%)2. 14 months of reserves3. Self Employed over 4 years.	Compensating Factors: 1. 782 FICO score, 82 points over the guidelines minimum requirement of 700. 2. 31.02% DTI, 11.98% less than guidelines maximum requirement of 43.00% DTI for 90.00% LTV.	1/17/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
7/28/2021	XXX	7001-11	XXX	XXX	1) Missing lender's response to High risk items reflected on DRIVE report. //// UPDATED 12/6/2018: (1) Fraud Detection tool reflects potential Conflict of Interest two or more parties have similar names on the loan. The co-borrower's name, XXX is also reflected as the buying agent. The purchase agreement reflects selling agent of XXX with cooperating sales associate of XXX. (2) Fraud Detection tool reflects Loan officer identified in one or more Mortgage Fraud News Articles; The NMLS number on the1003 for the loan officer XXX does not match the name of the individual with the same NMLS number reflected in the MAVENT report in file. /// UPDATED 12/19/18 Item (2) Satisfactorily addressed -rec'd re-disclosure reflecting correct NMLS ID XXXoriginator XXX. Item (1), borr is own agent.
							COMMENTS: 12.18.19 rec'd redisclosure reflecting correct NMLS ID XXX originator XXXs. Item (1), borr is own agent.		1) Non-warrantable condominium at 75% LTV located in Florida; budget does not include capital reserves. FNMA max LTV for Investment condo in FL is 70%. Exception approval in file.Compensating factors: 1) 0x30 last 60 months on all prior mortgage obligations.2) 10 months reserves; 7 months greater than 3 month minimum3) Established condo, project transferred to HOA/owners in 19684) No commercial space; No pending litigation in project5) Project maintains 81.25% owner occupancy6) Overall project delinquency is 6.25% (1 unit of 16 units)	Compensating factors: 1) 0x30 last 60 months on all prior mortgage obligations. 2) 10 months reserves; 7 months greater than 3 month minimum	12/4/2018	Investment Property	FL	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
7/28/2021	XXX	7000-23	XXX	XXX					1) Missing the following required Federal and/or State Disclosures: Lender's Privacy Policy and NJ Mortgage Broker Agreement.	Compensating Factors: 1. DTI of 14.226%; 35% lower than max DTI of 50.000% allowed 2. LTV of 80.00%; 5.00% less than max LTV of 85.00% allowed 3. Loan amount is $520,000; max $2,500,000 allowed 4. 13 years self-employed"	12/5/2018	Primary Residence	NJ	XXX	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
7/28/2021	XXX	7001-15	XXX	XXX	1) ///UPDATE 12/11/18: Missing documentation to support the guarantor's ownership interest in Tinkat Realty. Articles of Incorporation generally disclose the member/owner information. Substitute documentation showing percentage ownership could also be considered.//// Missing Fully executed Articles of Organization signed by all members. (XXX and XXX). to verify the guarantors 20% ownership interest in the borrowing entity. The Articles of Organization in the file are not signed by the members. \\\\Update 12/10/2018 The Articles in the file do not provide the guarantors percentage of ownership in the borrowing entity. Please provide documentation to evidence guarantor's ownership percentage.
COMMENTS: \\\\Update 12/10/2018 The Articles in the file do not provide the guarantors percentage of ownership in the borrowing entity. Please provide documentation to evidence guarantor's ownership percentage.\\\\ 12/12/2018 documentation from division of corp with New York State reflected 200 shares of stock issued. Evidence of stock issues to guarantor's to evidence ownership of all shares provided to evidence ownership interest in the borrowing entity.	1) Minimum credit score is 680 for LTV of 70% vs subject score of 673. Lender exception provided maximum LTV maximum to 67.5% with a qualifying fico score of 673.Compensating factors1) 36 months reserves totaling $169,288.95; Exceeds minimum reserve requirement of $17,711.342) DSC ratio 117.055; 17% greater than 100% minimum3) Average FICO 673; 33 points higher than 640 minimum Reserves of $169,288.95 exceed minimum reserve requirement of $17,711.344) Good Mortgage history with 0x30x14 months
									COMMENTS: exception approval in file - corrected exception narrative to match exception approval in file.	Compensating factors: 1 36 months reserves; 33 months greater than 3 month minimum 2 DSC ratio 117.055; 17% greater than 100% minimum 3 Average FICO 673; 33 points higher than 640 minimum 4 0x30x14 mortgage history	12/5/2018	Investment Property	NY	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
7/28/2021	XXX	7001-14	XXX	XXX	1) Missing satisfactory mortgage rating 1 x 30 for the past 12 months for the 2nd lien mtg in the amount of $XXX0 for the property located at XXX /// UPDATED 12/14/18: $XXX obligation on XXX originated 11/2017 with Chase per DataVerify - does not report on credit report. Please provide documentation to support loan has no owing balance since origination date, or proof of the monthly payment history.
COMMENTS: two mortgages on XXX.  $XXX reports on credit; $XXX on Data Verify but does not report on credit. \\\Per guidelince from the client as the mtg does not appear on credit or 1003 and is not the subject or primary residence the mortgage rating is not required.

2) Missing satisfactory mortgage rating of 1x30 for past 12 months for property located at  425 Kongoni Dr.  ///   UPDATED 12/14/2018: The 1003 reflects property at 425 Kongoni Dr.  Missing evidence of mortgage payment history or documentation to support free and clear of mortgage liens.
							COMMENTS: Copy of Mortgage document provided in loan ID 10 showing mortgage originated in business name and not a personal obligation. Kongoni mortgage is a business obligation. Copy in QA folder.				12/5/2018	Investment Property	MI	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
7/28/2021	XXX	7001-10	XXX	XXX	1) Missing12 month mortgage history not to exceed 1x30 for past 12 for the subject property located at XXX. Recorded Mortgage was provided but no mortgage rating. /// UPDATED 12/14/2018: Recorded mortgage dated XXX provided - missing most recent payment history.
COMMENTS: A verification of Mortgage dated 12/10/2018 was received reflecting 0x30x12 for the subject property

2) Missing satisfactory mortgage rating 1 x 30 for the past 12 months for the 2nd lien mtg in the amount of $XXX  on the property located at XXX.////Update 12/6/2018 The guarantor's Drive report dated 11/15/2018 reflects that a 1st mortgage for $XXX recorded on XXX linked to the property located at XXX. The guarantor's Drive report also reflects a 2nd lien in the amount of $XXX  also recorded on 11/27/2017 linked to the property located XXX. The mortgage rating for this 2nd lien has not been provided. Per the lender guidelines verification of the guarantors housing obligations not appearing on a consumer credit report is required.  ////  UPDATE 12/14/2018 The payment history for the Chase mortgage obligation of $XXX is met.  Please provide payment history for 2nd lien of $XXX, or proof no monies were ever drawn against this mortgage item.  If money was drawn, please provide documentation for the mortgage history.
COMMENTS: mortgage originated 11/2017-no history provided.////Update 12/6/2018 The guarantor's Drive report dated 11/15/2018 reflects that a 1st mortgage for $XXX recorded on 11/27/2018 linked to the property located at XXX. The guarantor's Drive report also reflects a 2nd lien in the amount of $XXX  also recorded on 11/27/2017 linked to the property located XXX. The mortgage rating for this 2nd lien has not been provided. Per the lender guidelines verification of the guarantors housing obligations not appearing on a consumer credit report is required.\\\\Per guidence provided by lender the mortgage in questions is not the borrower primary residence nor is is the subject property. Per the email from Sprout the mortgage history is not needed if not the subject or primary residence and mortgage not appearing on the credit report

3) Insufficient funds verified to meet closing funds requirement of $72,913.76.  File contains one Chase bank statement account ending xx9832 dated 10/31/18 with balance of $5,916.09, and a LOE stating closing funds coming from refinance of property at 1680 Penistone.  Missing 9/30/2018 Chase statement ending xx9832 and corresponding HUD1 statement for Penistone property.  Subject to re-calculation of assets upon receipt.
COMMENTS: ///Update Final HUD-1 from 1680 Penistone St received reflecting sufficent assets to meet reserve requirement

4) The borrower needs to supply evidence of 3 months reserves equaling $4,239.81 to satisfy the reserve requirements.  Bank statement dated 10/31/2018 account ending xx9832 reflects  balance of $5,916.09 less owing American Express balance of $4,552.00 yields net assets of $1,364.09 and is $2,875.72 short to meet minimum requirement.
							COMMENTS: \\\Updated 12/13/2018 Final HUD for closing of 1680 Penistone St received and assets sufficent to meet reserve requirement			compensating factors: LTV of 75% is 5% below program max of 80% Good mortgage history of 0x30x12 current mortgage and 0x30 on all prior mortgage obligations.	12/4/2018	Investment Property	MI	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
7/28/2021	XXX	7001-32	XXX	XXX						Compensating Factors: 1) 752 FICO; 52 points above minimum FICO of 700 as required by guidelines 2) No credit late payments in the past 24 months, and no public records 3) Reserves of $18,871.71; exceed the minimum reserve requirement of $7,048.56	1/14/2019	Investment Property	NY	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
7/28/2021	XXX	7001-53	XXX	XXX						Compensating Factors: 1) 743 FICO; 23 points above minimum FICO of 720 as required by guidelines 2) Reserves of $195,866.16; exceed the minimum reserve requirement of $58,906.77 3) DSC ratio of 106.648%; 6.65% greater than 100.00% minimum 4) 73.93% LTV; 6.07% below 80% maximum	2/4/2019	Investment Property	NV	XXX	Refinance - cash out	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
7/28/2021	XXX	7000-68	XXX	XXX					1) Missing the following Federal and/or State specific disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure, Privacy Policy issued by Lender and SC Mortgage Broker Fee Agreement for Financial Services.	Compensating Factors: 1. FICO Score 741, 61 greater than guidelines FICO minimum requirement of 680. 2. 37.80% DTI, 12.20% less than guidelines DTI maximum of 50.00%	2/4/2019	Primary Residence	SC	XXX	Refinance - cash out	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
7/28/2021	XXX	7000-73	XXX	XXX	1) This loan failed TRID zero fee tolerance. On the Loan Estimate (LE) in file dated 01/17/2019 the "Lender Credits" decreased from the initial amount of $XXX to $XXX without a valid Change of Circumstance, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - 01/25/2019 - 1This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). The total tolerance violation is $XXX.
COMMENTS: //UPDATE 02/06/2019: Received 01/14/2019 COC which documented loan lock, loan amount change to $1,500,000.00, and origination credit of 1.125% of the revised loan amount = $XXX. Also received the 01/16/2019 COC which documented a reduction in the loan amount to $XXX. C/E was updated and the TRID zero fee tolerance issue was cleared.	1) The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for incomplete Closing Disclosure(s) in file missing pages and/or key data elements, however, not marked as "Draft" or "Preliminary".

									2) Missing the following required Federal and/or State Disclosures: Lender's Privacy Policy and MD Mortgage Broker Agreement.	Compensating Factors: 1. 32.94% DTI, 17.06% less than guidelines DTI maximum of 50.00%.	2/5/2019	Primary Residence	MD	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
7/28/2021	XXX	7000-1397	XXX	XXX	1) Mortgage is missing Exhibit A Legal Description as reflected on Page 2 of 10. Need complete copy of Mortgage inclusive of all pages signed and notarized including Exhibit A.
COMMENTS: received legal description

2) Missing Grant Deed to confirm vesting.
							COMMENTS: //UPDATE 03/06/2020: Received executed and notarized Grant Deed.			Compensating Factors: 1. 734 FICO Score, 54 points greater than program minimum FICO Score of 680 2. 9.580% DTI, 36.42% less than program maximum DTI of 46.00% 3. Owner of the same business for the past 4 years 4. No public records	3/4/2020	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG2	EG1	EG1	EG1
7/28/2021	XXX	7001-804	XXX	XXX			1) Missing documentation to evidence the most recent 12 month rental rating maximum 1x30 for the borrower primary residence located at 12901 Bottom Rd, Hydes MD 21082 COMMENTS: Received VOR			Compensating Factors: 1. 686 credit score; 6 points above program minimum credit score of 680 2. 75% LTV; 5% below 80% program maximum 3. Mortgage history is 0x30 for 12 months 4. No public records 5. Borrower has been employed for the last 3.5 years 6. DSC ratio of 137.114%; 57.114% greater than 80% program minimum	3/5/2020	Investment Property	MD	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1